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Anngharaad S. Reid

Paralegal

(860) 723-2275

Fax: (860) 723-2216

anngharaad.reid@us.ing.com

April 28, 2006

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York Variable Life Separate Account I
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
Prospectus Title: ING Investor Elite NY
File Nos.: 333-117617 and 811-03427
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 17, 2006.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation